Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Jeremy Male		Nicolas Brien				Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Pay for PEO(1)(2)	Compensation Actually Paid to PEO(3)(4)	Summary Compensation Table Pay for PEO(1)(2)	Compensation Actually Paid to PEO(3)(4)	Average Summary Compensation Table Pay for Non-PEO Named Executive Officers(1)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3)(4)	Total Share-holder Return(5)	Peer Group Total Share-holder Return(5)	Net Income (Loss)(6)	Adjusted OIBDA(6) (7)
2025	$3,209,744	$5,566,081	$5,883,153	$8,553,096	$2,128,269	$3,156,019	$166	$65	$147.0	$499.3
2024	7,188,346	9,727,800	—	—	2,871,310	3,987,276	117	79	258.2	464.8
2023	6,447,749	5,138,721	—	—	2,535,455	2,064,835	83	85	(425.2)	456.2
2022	7,814,576	4,038,555	—	—	2,998,036	1,433,928	91	70	147.9	472.4
2021	9,324,031	12,674,219	—	—	3,752,521	5,062,288	138	100	35.6	340.3

Company Selected Measure Name	Adjusted OIBDA
Named Executive Officers, Footnote	For fiscal year 2025, the Company’s Chief Executive Officer and former Chief Executive Officer, or principal executive officers (“PEO”), were Mr. Brien and Mr. Male, respectively, and the other non-PEO NEOs (“Other NEOs”) were Messrs. Siegel, Sauer, Norton and Bonanni, and Mses. Senese and Tostanoski. For fiscal years 2024, 2023, 2022, and 2021, the Company’s former Chief Executive Officer, or PEO was Mr. Male and the Other NEOs were Messrs. Siegel, Sriubas, Punter and Sauer.
Adjustment To PEO Compensation, Footnote	In accordance with the SEC rules, the “Actual Pay” reflected in this column is computed by (i) subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then, (ii) adding the fair value as of the end of the fiscal year of awards granted during the year that are outstanding and unvested as of the end of the year, (iii) adding the change in fair value from the last day of the prior year to the last day of the reported year of equity awards that are outstanding and unvested, (iv) adding the change in fair value of awards (or portion thereof) that vested in the reported year as of the vesting date, compared to the fair value from the last day of the prior year, (v) adding the value of accrued dividends paid in the reporting year, (vi) subtracting the fair value as of the last day of the prior year of equity awards that forfeited during the reported year. Fair values of awards are computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s financial statements completed according to the U.S. generally accepted accounting principle (“GAAP”). The application of fair values as of the end of the fiscal year 2025 to compute the “Actual Pay” values in this table were calculated using the closing price of a share of our common stock on the NYSE on December 31, 2025, the last trading day of 2025, which was $24.10.

	2025
	PEO (Male)	PEO (Brien)	Other NEOs (Average)
SCT total	$3,209,744	$5,883,153	$2,128,269
Minus SCT “Stock Awards” column value	—	(4,333,315)	(1,270,844)
Plus the fair value as of end of fiscal year of awards granted during year that are outstanding and unvested as of end of year	—	6,999,927	1,880,134
Plus the change in fair value from last day of prior year to last day of year of equity awards that are outstanding and unvested	1,740,935	—	312,251
Plus the change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year	—	—	—
Plus the change in fair value as of vesting date for awards with applicable vesting conditions satisfied during year	130,402	(9,619)	22,820
Minus the fair value as of end of fiscal year of awards that failed to meet applicable vesting conditions during year	—	—	—
Plus the value of accrued dividends paid in the reporting year	485,000	12,950	83,389
Total Compensation Actually Paid	$5,566,081	$8,553,096	$3,156,019

Non-PEO NEO Average Total Compensation Amount	$ 2,128,269	$ 2,871,310	$ 2,535,455	$ 2,998,036	$ 3,752,521
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,156,019	3,987,276	2,064,835	1,433,928	5,062,288
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the SEC rules, the “Actual Pay” reflected in this column is computed by (i) subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then, (ii) adding the fair value as of the end of the fiscal year of awards granted during the year that are outstanding and unvested as of the end of the year, (iii) adding the change in fair value from the last day of the prior year to the last day of the reported year of equity awards that are outstanding and unvested, (iv) adding the change in fair value of awards (or portion thereof) that vested in the reported year as of the vesting date, compared to the fair value from the last day of the prior year, (v) adding the value of accrued dividends paid in the reporting year, (vi) subtracting the fair value as of the last day of the prior year of equity awards that forfeited during the reported year. Fair values of awards are computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s financial statements completed according to the U.S. generally accepted accounting principle (“GAAP”). The application of fair values as of the end of the fiscal year 2025 to compute the “Actual Pay” values in this table were calculated using the closing price of a share of our common stock on the NYSE on December 31, 2025, the last trading day of 2025, which was $24.10.

	2025
	PEO (Male)	PEO (Brien)	Other NEOs (Average)
SCT total	$3,209,744	$5,883,153	$2,128,269
Minus SCT “Stock Awards” column value	—	(4,333,315)	(1,270,844)
Plus the fair value as of end of fiscal year of awards granted during year that are outstanding and unvested as of end of year	—	6,999,927	1,880,134
Plus the change in fair value from last day of prior year to last day of year of equity awards that are outstanding and unvested	1,740,935	—	312,251
Plus the change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year	—	—	—
Plus the change in fair value as of vesting date for awards with applicable vesting conditions satisfied during year	130,402	(9,619)	22,820
Minus the fair value as of end of fiscal year of awards that failed to meet applicable vesting conditions during year	—	—	—
Plus the value of accrued dividends paid in the reporting year	485,000	12,950	83,389
Total Compensation Actually Paid	$5,566,081	$8,553,096	$3,156,019

Equity Valuation Assumption Difference, Footnote	The fair values of the PRSUs included in the compensation actually paid to our CEO and former CEO and the average compensation actually paid to our Other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described above in footnote 3 to the “2025 Summary Compensation Table” and footnote 3 to the “2025 Grants of Plan-Based Awards” table, respectively. Any changes to the TRSU and PRSU grant date fair values (for 2025 grants) and from prior year-end values (for 2021 to 2024 grants) are based on an updated stock price valuation on the measurement dates and for the PRSUs, include updated input variables for the Monte-Carlo model to estimate the probability of satisfying the performance objectives established for the applicable award.
Compensation Actually Paid vs. Total Shareholder Return
The following graphs illustrate the relationship, during the period beginning January 1, 2021 and ending December 31, 2025, of the compensation actually paid to our PEO and the average compensation actually paid to our Other NEOs (each as set forth in the table above), to (i) the Company’s cumulative TSR and the cumulative TSR of the constituent companies in the S&P 500 Media Industry Index, which represents the peer group below, (ii) our GAAP net income, and (iii) our Adjusted OIBDA, in each case, as set forth in the table above.

Compensation Actually Paid vs. Net Income
The following graphs illustrate the relationship, during the period beginning January 1, 2021 and ending December 31, 2025, of the compensation actually paid to our PEO and the average compensation actually paid to our Other NEOs (each as set forth in the table above), to (i) the Company’s cumulative TSR and the cumulative TSR of the constituent companies in the S&P 500 Media Industry Index, which represents the peer group below, (ii) our GAAP net income, and (iii) our Adjusted OIBDA, in each case, as set forth in the table above.

Compensation Actually Paid vs. Company Selected Measure
The following graphs illustrate the relationship, during the period beginning January 1, 2021 and ending December 31, 2025, of the compensation actually paid to our PEO and the average compensation actually paid to our Other NEOs (each as set forth in the table above), to (i) the Company’s cumulative TSR and the cumulative TSR of the constituent companies in the S&P 500 Media Industry Index, which represents the peer group below, (ii) our GAAP net income, and (iii) our Adjusted OIBDA, in each case, as set forth in the table above.

Total Shareholder Return Vs Peer Group
The following graphs illustrate the relationship, during the period beginning January 1, 2021 and ending December 31, 2025, of the compensation actually paid to our PEO and the average compensation actually paid to our Other NEOs (each as set forth in the table above), to (i) the Company’s cumulative TSR and the cumulative TSR of the constituent companies in the S&P 500 Media Industry Index, which represents the peer group below, (ii) our GAAP net income, and (iii) our Adjusted OIBDA, in each case, as set forth in the table above.

Tabular List, Table

Financial Performance Measures
Adjusted OIBDA
AFFO
TSR

Total Shareholder Return Amount	$ 166	117	83	91	138
Peer Group Total Shareholder Return Amount	65	79	85	70	100
Net Income (Loss)	$ 147,000,000.0	$ 258,200,000	$ (425,200,000)	$ 147,900,000	$ 35,600,000
Company Selected Measure Amount	499,300,000	464,800,000	456,200,000	472,400,000	340,300,000
Additional 402(v) Disclosure	The values reflected in this column reflect the “Total” compensation set forth in the 2025 Summary Compensation Table (“SCT”). See the footnotes to the SCT for further detail regarding the amounts in this column.Reflects the cumulative TSR of the Company and the cumulative TSR of the Standard & Poor’s 500 (“S&P 500”) Media Industry Index, as applicable, for the year ended December 31, 2021, the two-years ended December 31, 2022, the three-years ended December 31, 2023, the four-years ended December 31, 2024 and the five-years ended December 31, 2025, assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of all dividends.Amounts in millions. Values previously reported as of December 31, 2023 reflect accounting restatements as described in our Annual report on Form 10-K for the year ended December 31, 2024.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted OIBDA
Non-GAAP Measure Description	The SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (that is not TSR or net income) used by the Company to link the “Actual Pay” of our NEOs for the most recently completed fiscal year to our performance. We selected Adjusted OIBDA as this measure for 2025. Adjusted OIBDA is a non-GAAP measure. For reconciliations of operating income to Adjusted OIBDA referenced throughout this section, see the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Analysis of Results of Operations—Reconciliation of Non-GAAP Financial Measures,” on pages 42-44 of our Annual Report on Form 10-K for the year ended December 31, 2025. This performance measure may not have been the most important financial performance measure for years presented in this section and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	AFFO
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Jeremy Male [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,209,744	$ 7,188,346	$ 6,447,749	$ 7,814,576	$ 9,324,031
PEO Actually Paid Compensation Amount	$ 5,566,081	$ 9,727,800	$ 5,138,721	$ 4,038,555	$ 12,674,219
PEO Name	Mr. Male
Nicolas Brien [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,883,153
PEO Actually Paid Compensation Amount	$ 8,553,096
PEO Name	Mr. Brien
PEO | Jeremy Male [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Jeremy Male [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jeremy Male [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,740,935
PEO | Jeremy Male [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,402
PEO | Jeremy Male [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jeremy Male [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jeremy Male [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	485,000
PEO | Nicolas Brien [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,333,315)
PEO | Nicolas Brien [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,999,927
PEO | Nicolas Brien [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Nicolas Brien [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,619)
PEO | Nicolas Brien [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Nicolas Brien [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Nicolas Brien [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,950
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,270,844)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,880,134
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,251
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,820
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 83,389